Label	Element	Value
IQ Global Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEXIQ ETF TRUST
IQ Global Resources ETF
(the “Fund”)
Supplement dated August 9, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus,
each dated August 28, 2020, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.
The following changes are effective August 31, 2021.

Risk/Return [Heading]	rr_RiskReturnHeading	IQ Global Resources ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The final three sentences of the first paragraph of the section entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Underlying Index seeks to employ a tiered sector weighting approach designed to provide exposure to developed market companies involved in the production and distribution of commodities and commodities-related products and services across the Precious Metals, Grains, Food and Fiber, Energy, Industrial Metals, Timber and Water sectors.
In addition, the final sentence of the second paragraph of the section entitled “Principal Investment Strategies” is deleted in its entirety.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
In addition, “Derivatives Risk,” “Short Sales Risk” and “Swap Agreements Risk,” each of which is set forth in the section entitled “Principal Risks,” is deleted in its entirety.
Finally, the references to the Fund in “Derivatives Risk,” “Short Sales Risk” and “Swap Agreements Risk” in the section of the Prospectus entitled “Description of the Principal Risks of the Funds,” are hereby deleted.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE